Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € K

	For the six months ended		For the six months ended
	June 30, 2025		June 30, 2024		June 30, 2025		December 31, 2024
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	24	5,163	10	10,970	159	628	83	196
Fresenius SE affiliates	136	26,117	264	43,498	618	3,232	1,555	3,170
Equity method investees	3,223	8	2,909	—	10,447	—	19,408	—
Total	3,383	31,288	3,183	54,468	11,224	3,860	21,046	3,366

Products
Fresenius SE affiliates	33,125	20,739	34,124	11,488	24,590	8,426	19,890	7,818
Equity method investees	—	263,772	—	204,921	—	35,876	—	43,544
Total	33,125	284,511	34,124	216,409	24,590	44,302	19,890	51,362
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,257 and €5,172 at June 30, 2025 and December 31, 2024, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € K

	For the six months ended June 30, 2025			For the six months ended June 30, 2024			June 30, 2025		December 31, 2024
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	3,440	127	100	3,297	944	51	21,171	21,833	22,997	24,953
Fresenius SE affiliates	9,310	826	—	9,207	213	—	78,379	81,031	87,044	87,910
Total	12,750	953	100	12,504	1,157	51	99,550	102,864	110,041	112,863
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.